United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-2782

                      (Investment Company Act File Number)


                      Federated High Income Bond Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 3/31/07


               Date of Reporting Period: Quarter ended 6/30/06
                                         ---------------------







Item 1.     Schedule of Investments




FEDERATED HIGH INCOME BOND FUND, INC.
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   CORPORATE BONDS--95.8%
                   AEROSPACE / DEFENSE--1.4%
  $  2,850,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                         $     2,750,250
     2,200,000   3 Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009                                            1,540
     3,400,000 1,2 DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                      3,306,500
     1,650,000     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                 1,633,500
     4,700,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                              4,488,500
     3,950,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                     3,703,125
     3,175,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015                          3,048,000
                      TOTAL                                                                                               18,931,415
                   AUTOMOTIVE--6.0%
     3,550,000     Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011                                             3,665,375
     6,050,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                     4,802,187
     9,650,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                          7,020,375
    15,575,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                         13,830,802
    10,025,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                      9,575,659
    11,710,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                      11,284,763
     4,125,000     General Motors Corp., Note, 7.125%, 7/15/2013                                                           3,413,437
     3,800,000     General Motors Corp., Note, 8.375%, 7/15/2033                                                           3,078,000
     4,475,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                       4,206,500
     2,800,000     Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015                                                     1,414,000
     3,475,000     Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012                                                   3,353,375
     1,425,000     TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                                                       1,521,187
     4,538,000     TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                                                  4,980,455
     3,425,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                             3,433,562
     4,525,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                               4,479,750
                      TOTAL                                                                                               80,059,427
                   BUILDING MATERIALS--2.2%
     2,225,000     Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010                              2,197,187
     4,075,000     ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012                                              4,187,062
     1,488,000     Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.32938%, 6/15/2012                        1,495,440
     3,875,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                        3,720,000
     1,775,000     Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                           1,814,937
     7,225,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                 5,888,375
     3,575,000     Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                               2,605,281
     2,550,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                   2,479,875
       975,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                        970,125
     3,400,000     U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014                                                    3,451,000
                      TOTAL                                                                                               28,809,282
                   CHEMICALS--5.9%
     2,950,000     Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                              2,865,187
     5,050,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                                4,620,750
     5,025,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                              4,798,875
     9,520,000     Crystal US Holdings, Sr. Disc. Note, 10/1/2014                                                          7,497,000
     4,062,000     Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                                                   4,427,580
     5,125,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                      5,419,687
     6,650,000     Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014                                             6,766,375
     6,435,000     Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009                                            6,563,700
     5,175,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                          5,394,937
     2,591,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                       2,791,802
     3,625,000     Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009                                                 3,697,500
     2,523,000     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                                            1,904,865
     1,325,000     Nalco Co., Sr. Note, 7.75%, 11/15/2011                                                                  1,328,312
     4,200,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                            4,252,500
     5,900,000 1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                               5,700,875
     2,875,000     PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013                                                    2,716,875
     1,900,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                              1,940,375
     1,300,000     Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                         1,361,290
     3,225,000 1,2 VeraSun Energy Corp., Sr. Secd. Note, 9.875%, 12/15/2012                                                3,418,500
                      TOTAL                                                                                               77,466,985
                   CONSTRUCTION MACHINERY--0.7%
     5,025,000     Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                             5,313,937
     8,375,000   3 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                                                     0
     3,125,000     NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010                                               3,343,750
                      TOTAL                                                                                                8,657,687
                   CONSUMER PRODUCTS--5.6%
     5,575,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                            4,376,375
     4,450,000     Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                                          4,561,250
     1,850,000 1,2 American Achievement Corp., Sr. PIK Deb., 12.75%, 10/1/2012                                             1,859,250
     1,800,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                              1,782,000
     3,025,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                    3,055,250
     4,800,000     Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012                                                3,936,000
     3,050,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                               2,836,500
     1,400,000 1,3 Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008                                               0
     2,375,000 1,3 Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                                                        0
    11,350,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                               8,966,500
     4,825,000     Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                      4,704,375
     2,925,000     Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                  2,782,406
     2,625,000 1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                  2,713,594
     5,650,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                             5,911,312
       375,000     Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013                                                            322,500
     2,975,000     Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                     2,989,875
     7,800,000     Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                  6,376,500
     1,300,000 1,2 Steinway Musical Instruments, Sr. Note, 7.00%, 3/1/2014                                                 1,264,250
     2,226,000     Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010                                                          2,359,560
     6,625,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                              6,061,875
     5,050,000 1,2 Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                        4,898,500
     2,115,000     WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                                                             2,326,500
                      TOTAL                                                                                               74,084,372
                   ENERGY--1.8%
     3,200,000 1,2 Basic Energy Services, Inc., Sr. Note, 7.125%, 4/15/2016                                                2,992,000
     4,950,000     Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                          4,603,500
     1,275,000     Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015                                      1,195,312
     2,050,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                      2,075,625
     4,825,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                 4,673,519
     1,575,000     Pogo Producing Co., Sr. Sub. Note, 6.625%, 3/15/2015                                                    1,462,781
     2,225,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                 2,063,687
     1,475,000     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                 1,471,312
     2,750,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                  2,729,375
                      TOTAL                                                                                               23,267,111
                   ENTERTAINMENT--2.2%
     1,325,000     AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014                                                 1,220,656
     2,750,000     AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012                                                2,750,000
     2,450,000     Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                                            2,584,750
     8,725,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                      6,805,500
     3,325,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 9.81813%, 4/1/2012                                       3,308,375
     4,175,000     Intrawest Corp., Sr. Note, 7.50%, 10/15/2013                                                            4,175,000
     6,275,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                    6,863,281
     1,375,000     Universal City Florida Holding Co., Floating Rate Note, 9.89875%, 5/1/2010                              1,426,562
                      TOTAL                                                                                               29,134,124
                   ENVIRONMENTAL--0.5%
     3,500,000     Allied Waste North America, Inc., Note, 7.125%, 5/15/2016                                               3,316,250
     2,470,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                  2,791,100
                      TOTAL                                                                                                6,107,350
                   FINANCIAL INSTITUTIONS--0.3%
     4,775,000     American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                   4,607,875
                   FOOD & BEVERAGE--3.5%
     9,750,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                               8,263,125
     2,375,000     Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008                                             2,431,406
     3,175,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                    3,190,875
     4,650,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                        4,336,125
     2,225,000     Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008                                               1,807,812
     4,800,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                            4,728,000
     5,375,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                   5,307,812
     5,250,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                    5,368,125
     2,225,000     Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013                                                 2,230,562
     6,850,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                              5,548,500
     2,175,000     Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                                                          2,142,375
     1,325,000     Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009                                           1,344,875
                      TOTAL                                                                                               46,699,592
                   GAMING--6.2%
     4,275,000     155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                                                 4,093,312
     4,975,000     Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012                                                      5,236,187
     4,500,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                            4,702,500
     1,650,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                   1,575,750
     2,875,000 1,2 Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                  2,903,750
     3,275,000     Kerzner International Ltd., Sr. Sub. Note, 6.75%, 10/1/2015                                             3,434,656
     4,000,000     MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                                 3,605,000
     7,950,000     MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007                                                              8,208,375
     4,950,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                    5,253,187
     1,125,000 1,2 MTR Gaming Group, Inc., Sr. Sub. Note, 9.00%, 6/1/2012                                                  1,134,844
     2,300,000     Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009                                                2,192,986
     1,075,000     Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010                                          1,131,437
     9,375,000     Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                                                  9,761,719
     4,525,000     Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010                                                 4,785,188
     9,500,000     Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                        9,903,750
     1,200,000     Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011                                        1,270,500
     2,050,000     Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                              1,921,875
     1,200,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                  1,203,000
       800,000     Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012                                                          753,000
     4,250,000     Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014                                                   3,973,750
     2,825,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                     2,909,750
     3,075,000     Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                    2,913,563
                      TOTAL                                                                                               82,868,079
                   HEALTH CARE--6.6%
     2,350,000     AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                    2,473,375
     3,800,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                            3,904,500
     8,000,000     AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                                    8,430,000
     2,375,000     Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                           2,190,938
    14,575,000     CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                                                9,911,000
     3,950,000 1,2 CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                       4,038,875
     3,375,000     Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                                              3,510,000
     5,800,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                  5,618,750
     8,150,000     HCA, Inc., Note, 8.75%, 9/1/2010                                                                        8,633,010
     1,775,000     HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                                  1,653,499
     4,300,000     HCA, Inc., Sr. Note, 6.75%, 7/15/2013                                                                   4,127,690
     5,550,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                   5,100,361
     4,825,000     HCA, Inc., Sr. Note, 7.875%, 2/1/2011                                                                   4,953,017
     4,100,000 1,2 National Mentor, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                                  4,192,250
     3,525,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                       3,366,375
     2,750,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                            2,705,313
     2,825,000     VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                                                2,757,906
     3,600,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                            3,609,000
     1,875,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                             1,807,031
     2,425,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                          2,364,375
     2,675,000     Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                            2,688,375
                      TOTAL                                                                                               88,035,640
                   INDUSTRIAL - OTHER--6.2%
     7,100,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                      6,887,000
     2,575,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                            2,356,125
     4,075,000 1,2 Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                                                   4,380,625
     6,700,000     Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                                             7,587,750
     3,425,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                    3,647,625
     4,550,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                  4,595,500
     2,900,000 1,2 Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                                2,907,250
     7,525,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                                6,923,000
     3,900,000     Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                                                    4,212,000
     6,400,000 1,2 Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                                                         6,944,000
     5,650,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                    5,890,125
     4,550,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                4,436,250
     3,875,000     Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012                                                   4,290,943
     4,764,575     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                    4,978,981
     5,275,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                        5,169,500
     4,800,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                           4,896,000
     2,375,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                               2,303,750
                      TOTAL                                                                                               82,406,424
                   LODGING--2.0%
     2,875,000     Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                                  2,709,688
     3,450,000     Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015                                                  3,260,250
     2,150,000 1,2 Host Marriott LP, Note, 6.75%, 6/1/2016                                                                 2,061,313
     1,425,000     Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                                                       1,426,781
     2,550,000     Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013                                                 2,728,500
     1,450,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                                1,443,134
     3,275,000     Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010                                                3,440,378
     9,200,000     Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012                          9,648,500
                      TOTAL                                                                                               26,718,544
                   MEDIA - CABLE--3.0%
     2,916,000     CCH I Holdings LLC, Sr. Disc. Note, Series 144A, 9.92%, 4/1/2014                                        1,764,180
     3,151,000     CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015                                                            2,772,880
     1,175,000 1,2 CSC Holdings, Inc., Sr. Note, 7.00%, 4/15/2012                                                          1,139,750
     2,400,000     CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008                                                          2,415,000
     2,825,000     CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                                        2,867,375
     3,700,000     CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009                                                         3,783,250
     9,600,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                         9,672,000
    10,600,000 1,2 Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014                                                    11,236,000
     3,500,000 1,2 Unity Media Gmbh, Sr. Note, 10.375%, 2/15/2015                                                          3,360,000
     1,175,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                            1,078,063
                      TOTAL                                                                                               40,088,498
                   MEDIA - NON-CABLE--10.7%
     2,150,000     Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011                                2,273,625
     1,775,000     Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010                                             1,912,563
     3,475,000     Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011                                        3,657,438
     4,534,549     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                              4,443,858
     2,925,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                   2,925,000
     4,100,000 1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                      4,120,500
     5,800,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                          5,800,000
     1,500,000     CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                          1,500,000
       850,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                         788,375
     5,232,000     DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                       5,506,680
     8,702,000     Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                          9,474,259
     4,950,000     Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013                                                     4,195,125
     7,775,000     Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                         7,327,938
     4,050,000     Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013                                              3,361,500
    13,175,000 1,2 Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                     13,570,250
     6,125,000 1,2 Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                               4,256,875
     4,375,000     Intelsat Subsidiary Holding Co. Ltd., Floating Rate Note - Sr. Note, 9.61375%, 1/15/2012                4,440,625
     3,400,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                       3,425,500
     1,175,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                     1,092,750
     4,050,000     Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                                                       3,979,125
     4,225,000     NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                               3,137,063
     2,850,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                               2,664,750
     1,275,000     PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                                                              1,300,500
     7,200,000     PanAmSat Holding Corp., Discount Bond, 11/1/2014                                                        5,358,168
     1,475,000 1,2 Quebecor Media Inc., Sr. Unsecd. Note, 7.75%, 3/15/2016                                                 1,452,875
     2,175,000     R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                                        2,397,938
     2,075,000 1,2 R.H. Donnelley Corp., Sr. Disc. Note, 6.875%, 1/15/2013                                                 1,919,375
     3,600,000 1,2 R.H. Donnelley Corp., Sr. Disc. Note, 6.875%, 1/15/2013                                                 3,330,000
     3,800,000 1,2 R.H. Donnelley Corp., Sr. Note, 8.875%, 1/15/2016                                                       3,852,250
     6,200,000 1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                         6,897,500
     1,150,000     Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011                                1,115,500
     2,175,000     Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013                                        2,049,938
     4,000,000 1,2 Southern Graphics Systems, Inc., Sr. Sub. Note, 12.00%, 12/15/2013                                      4,020,000
     8,050,000 1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                      7,949,375
     6,025,000 1,2 XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                     5,543,000
     1,378,461     Ziff Davis Media, Inc., Company Guarantee, Series  , 12.00%, 8/12/2009                                    725,415
                      TOTAL                                                                                              141,765,633
                   METALS & MINING--1.1%
     4,925,000     Aleris International, Inc., Sr. Secd. Note, 10.375%, 10/15/2010                                         5,343,625
     4,300,000 1,2 Novelis, Inc., Sr. Note, 8.00%, 2/15/2015                                                               4,149,500
     6,200,000   3 Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009                                 0
     2,525,000     Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                                                         2,525,000
     2,565,000     United States Steel Corp., Sr. Note, 9.75%, 5/15/2010                                                   2,744,550
                      TOTAL                                                                                               14,762,675
                   PACKAGING--2.5%
     2,800,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                 2,618,000
     6,075,000     Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012                                              6,606,563
     5,400,000 1,2 Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016                                    5,211,000
     3,175,000 1,2 Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                         3,143,250
     1,675,000     Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012                                                      1,649,875
     3,950,000     Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                                                   4,177,125
     2,650,000     Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013                               2,669,875
     5,125,000     Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007                                                        5,176,250
     2,000,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                         2,010,000
       977,424 1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                          271,919
                      TOTAL                                                                                               33,533,857
                   PAPER--2.5%
     4,425,000     Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                                                  4,059,938
     6,650,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                  6,616,750
     3,125,000     Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                                            2,945,313
     5,350,000     MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                 5,537,250
     4,600,000     Mercer International, Inc., 9.25%, 2/15/2013                                                            4,117,000
     5,500,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                          5,720,000
     2,900,000     Stone Container Corp., Sr. Note, 9.75%, 2/1/2011                                                        2,994,250
     3,050,000     Tembec Industries, Inc., 8.50%, 2/1/2011                                                                1,616,500
                      TOTAL                                                                                               33,607,001
                   RESTAURANTS--0.7%
     2,325,000 1,2 Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                      2,243,625
     2,675,000 1,2 El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013                                                       3,069,563
     4,125,000     Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014                               3,805,313
                      TOTAL                                                                                                9,118,501
                   RETAILERS--1.7%
     1,250,000 1,2 AutoNation, Inc., Floating Rate Note - Sr. Note, 7.05%, 4/15/2013                                       1,250,000
     1,225,000 1,2 AutoNation, Inc., Sr. Note, 7.00%, 4/15/2014                                                            1,212,750
     5,650,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                           5,650,000
     5,007,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                              4,956,930
     2,025,000     General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010                                               1,969,313
     6,108,000     Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                                                          7,009,296
                      TOTAL                                                                                               22,048,289
                   SERVICES--1.4%
     1,040,000     CB Richard Ellis Services, Inc., Sr. Note, 9.75%, 5/15/2010                                             1,118,000
     4,475,000 1,2 Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                               4,475,000
     3,159,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                 3,344,591
     4,375,000     Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013                                         4,331,250
     1,825,000     The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009                                    1,971,000
     2,725,000 1,2 iPayment Holdings, Inc., Sr. Sub. Note, 9.75%, 5/15/2014                                                2,725,000
                      TOTAL                                                                                               17,964,841
                   TECHNOLOGY--3.9%
     1,200,000 1,2 Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                1,167,000
     2,475,000     Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                                                 2,066,625
     3,575,000     Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014                                              3,628,625
     2,100,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                          1,753,500
     1,550,000 1,2 SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                1,561,625
     4,100,000 1,2 SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                               4,264,000
     3,975,000     Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009                                             4,094,250
     2,503,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 10.49%, 4/1/2012                                      2,675,081
     6,200,000 1,2 SunGard Data Systems, Inc., Sr. Note, 9.125%, 8/15/2013                                                 6,463,500
     4,625,000 1,2 SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%, 8/15/2015                                            4,804,219
     1,875,000     Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008                                          1,996,875
     7,675,000     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                                              8,289,000
     6,375,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                 6,837,188
     2,375,000     Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                         2,253,281
                      TOTAL                                                                                               51,854,769
                   TEXTILE--0.4%
     1,875,000     Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013                                                   1,926,563
     3,550,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                        3,621,000
                      TOTAL                                                                                                5,547,563
                   TOBACCO--0.5%
     6,200,000 1,2 Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                                5,983,000
                   TRANSPORTATION--1.5%
     6,975,000   3 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2049                                                0
     3,900,000 1,2 Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                 4,017,000
     5,725,000 1,2 Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                            6,097,125
       125,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                      115,625
     1,750,000     Stena AB, Sr. Note, 7.50%, 11/1/2013                                                                    1,706,250
     7,275,000     Stena AB, Sr. Note, 9.625%, 12/1/2012                                                                   7,766,063
     4,400,000   3 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2011                                                       0
                      TOTAL                                                                                               19,702,063
                   UTILITY - ELECTRIC--3.5%
     1,275,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                          1,217,625
     1,175,000     CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                            1,195,563
     6,875,000 1,2 Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                       6,789,063
     3,750,000     Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009                                                  3,806,250
     1,860,253 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                       1,805,249
     1,700,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                             1,661,750
     3,425,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                            3,347,938
       625,000     Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                             624,787
     4,939,000     Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013                                                           5,370,402
     1,625,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                1,549,200
     2,900,000 1,2 Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018                                     2,842,067
     1,400,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                             1,378,604
     8,250,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                       8,951,250
     1,600,000     PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008                                                       1,648,000
     3,400,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                         3,229,391
     1,475,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                            1,441,813
                      TOTAL                                                                                               46,858,952
                   UTILITY - NATURAL GAS--5.5%
     1,550,000     ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010                                                           1,644,942
     3,000,000     AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                       2,827,500
       825,000 1,2 Atlas Pipeline Partners LP, Sr. Note, 8.125%, 12/15/2015                                                  826,031
     4,175,000     El Paso Corp., Note, 6.95%, 12/15/2007                                                                  4,206,313
     1,600,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                1,562,000
     4,925,000     El Paso Corp., Sr. Note, 8.05%, 10/15/2030                                                              4,961,938
     7,375,000     El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                                      7,467,188
     4,900,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                     4,508,000
     3,900,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                 3,646,500
     1,075,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                  1,048,125
     3,725,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                 3,780,875
     3,425,000 1,2 SemGroup LP, Sr. Note, 8.75%, 11/15/2015                                                                3,425,000
     2,975,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                         2,968,639
     1,000,000 1,2 Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                    965,000
     6,600,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                         7,091,449
     1,950,000     Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                       1,960,979
     1,000,000 1,2 Transcontinental Gas Pipe Corp., Sr. Note, 6.40%, 4/15/2016                                               962,500
     4,050,000     Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                            4,485,375
     9,025,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                            9,205,500
     5,100,000     Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                             5,202,000
                      TOTAL                                                                                               72,745,854
                   WIRELESS COMMUNICATIONS--2.8%
     2,000,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 10.74%, 1/1/2013                              2,050,000
     3,425,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                             3,407,875
     2,900,000     New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012                                               3,081,250
     9,425,000     Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015                                       9,623,709
     6,675,000     Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                 6,391,313
     3,050,000     Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.45438%, 12/15/2010                      3,152,938
       525,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012                                                  531,563
       675,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015                                                   685,125
     2,750,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                 2,825,625
     4,350,000     US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                     4,829,968
                      TOTAL                                                                                               36,579,366
                   WIRELINE COMMUNICATIONS--3.0%
     5,875,000     AT&T Corp., Sr. Note, 8.00%, 11/15/2031                                                                 6,773,881
     3,450,000     Citizens Communications Co., 9.00%, 8/15/2031                                                           3,510,375
       575,000     Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013                                                   546,250
     3,050,000 1,2 Nordic Telephone Co. Holdings APS, Sr. Note, 8.875%, 5/1/2016                                           3,149,125
    19,125,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                   20,272,500
     3,650,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                        3,786,875
     1,750,000 1,2 Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                            1,798,125
                      TOTAL                                                                                               39,837,131
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $1,294,852,461)                                           1,269,851,900
             `     COMMON STOCKS AND WARRANTS--0.6%
                   CHEMICALS--0.2%
         1,562   3 General Chemical Industrial Products, Inc.                                                              1,496,458
           669   3 General Chemical Industrial Products, Inc., Warrants                                                      389,371
           903   3 General Chemical Industrial Products, Inc., Warrants                                                      688,637
                      TOTAL                                                                                                2,574,466
                   CONSUMER PRODUCTS--0.0%
         3,192 1,3 Sleepmaster LLC                                                                                             7,980
                   FOOD & BEVERAGE--0.2%
       127,620     B&G Foods, Inc.                                                                                         2,068,720
                   INDUSTRIAL - OTHER--0.1%
       835,358 1,3 ACP Holdings Corp., Warrants                                                                            1,440,993
                   LODGING--0.0%
         1,750 1,3 Motels of America, Inc.                                                                                         0
                   MEDIA - CABLE--0.1%
        52,360   3 NTL, Inc.                                                                                               1,303,764
                   MEDIA - NON-CABLE--0.0%
         3,475 1,3 Advanstar, Inc., Warrants                                                                                      35
            46   3 Sullivan Graphics, Inc.                                                                                         0
         6,750   3 XM Satellite Radio, Inc., Warrants                                                                         55,687
        66,000   3 Ziff Davis Media, Inc., Warrants                                                                              660
                      TOTAL                                                                                                   56,382
                   METALS & MINING--0.0%
         6,200 1,3 Republic Technologies International, Inc., Warrants                                                             0
       237,797   3 Royal Oak Mines, Inc.                                                                                       6,837
                      TOTAL                                                                                                    6,837
                   OTHER--0.0%
           746 1,3 CVC Claims Litigation LLC                                                                                       0
                   PACKAGING--0.0%
         4,800 1,3 Pliant Corp., Warrants                                                                                          0
       107,000 1,3 Russell Stanley Holdings, Inc.                                                                                  0
                      TOTAL                                                                                                        0
                   PAPER--0.0%
         3,250 1,3 MDP Acquisitions PLC, Warrants                                                                             66,625
                   WIRELINE COMMUNICATIONS--0.0%
        55,587   3 Viatel Holding (Bermuda) Ltd.                                                                               3,891
                      TOTAL COMMON STOCKS AND WARRANTS (IDENTIFIED COST $32,726,857)                                       7,529,658
                   PREFERRED STOCKS--0.5%
                   MEDIA - NON-CABLE--0.0%
           360     Ziff Davis Media, Inc., PIK Pfd., Series E-1                                                               54,900
                   RETAILERS--0.5%
         5,725     General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A                                6,884,313
                      TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,759,350)                                                  6,939,213
                   REPURCHASE AGREEMENT--2.4%
  $ 32,095,000     Interest in $2,986,000,000 joint repurchase agreement 5.27%, dated 6/30/2006 under which Bank          32,095,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   4/1/2036 for $2,987,311,352 on 7/3/2006. The market value of the underlying securities at the end of the period was $3,045,720,000 (AT COST)
                      TOTAL INVESTMENTS --- 99.3%                                                                      1,316,415,771
                      (IDENTIFIED COST $1,365,433,668)4
                      OTHER ASSETS AND LIABILITIES --- NET --- 0.7%                                                        9,542,218
                      TOTAL NET ASSETS --- 100%                                                                      $ 1,325,957,989


1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $251,513,432, which represented 19.0% of total net assets.


2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At June 30, 2006, these liquid restricted securities amounted to $249,454,880, which represented 18.8% of total net assets.

3    Non-income producing security.

4 At June 30, 2006, the cost of investments for federal tax purposes amounts to $1,366,349,474. The net unrealized depreciation of investments for federal tax purposes was $49,933,703. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,175,400 and net unrealized depreciation from investments for those securities having an excess of cost over value of $91,109,103.

    Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.

INVESTMENT VALUATION
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.


    The following acronym is used throughout this portfolio:

 PIK --Payment in Kind

 Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2006, is as follows:
 SECURITY                                                                     ACQUISITION DATE               ACQUISITION COST
 ACP Holdings Corp., Warrants                                                 9/24/2003                      $   835,358
 Advanstar, Inc., Warrants                                                    2/14/2001                      $   285,550
 CVC Claims Litigation LLC                                                    3/26/1997-6/18/1997            $ 7,280,944
 Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008            4/15/1998                      $ 1,298,075
 Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                     4/15/1998                      $ 1,233,189
 MDP Acquisitions PLC, Warrants                                               9/23/2002                      $         0
 Motels of America, Inc.                                                      8/30/1994                      $   117,506
 Pliant Corp., Warrants                                                       5/25/2000-9/25/2000            $   146,358
 Republic Technologies International, Inc. Warrants                           3/14/2000                      $         0
 Russell Stanley Holdings, Inc.                                               2/5/1999-7/9/1999              $         0
 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%,11/30/2008              2/5/1999-5/15/2005             $ 5,400,035
 Sleepmaster LLC                                                              12/23/2004                     $ 1,011,340





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Income Bond Fund, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        August 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        August 21, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        August 21, 2006